February 5, 2021

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The New Economy Fund

File Nos. 002-83848 and 811-03735

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on January 29, 2021 of the Registrant’s Post-Effective Amendment No. 74 under the Securities Act of 1933 and Amendment No. 70 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Jennifer L. Butler

Jennifer L. Butler

Secretary